Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Charters-out (Abstract)
Minimum Future Charter Revenues [Table Text Block]

Year	Amount
2013	201,392
2014	134,058
2015	93,663
2016 to 2028	558,639

Minimum charter payments	987,752